FOREIGN EXCHANGE GAIN RECLASSIFIED ON LIQUIDATION OF SUBSIDIARY (Tables)	12 Months Ended
Jun. 30, 2019
FOREIGN EXCHANGE GAIN RECLASSIFIED ON LIQUIDATION OF SUBSIDIARY
Schedule of foreign exchange gain reclassified on liquidation of subsidiary

Reclassification of net foreign exchange gains previously recognised in other comprehensive income, reclassified to profit or loss	Nil
Total gain on liquidation of subsidiary	Nil